Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accrued Expenses [Abstract]
Accrued salaries and wages	$ 2,033	$ 1,549	$ 1,398
Accrued professional fees	1,121	1,273	93
Accrued license fees	3,300	3,300	3,300
Accrued interest	273	267
BOD compensation	285	242
Other accrued expenses	1,014	865	590
Total accrued expenses	$ 8,026	$ 7,496	$ 5,381